Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 71-0335111 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
3.	Fair Value Measurements

The FASB’s guidance on fair value measurements establishes a three-level valuation hierarchy for disclosure based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). An asset’s fair value measurement level within the hierarchy is based on the lowest level of input that is significant to the valuation.

The three levels are defined as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

•

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following are assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

December 31, 2025
Description	Level 1	Total
Mutual Funds	$1,180,850,917	$1,180,850,917
Common Stock	249,539,519	249,539,519
		1,430,390,436
Common/collective trust measured at net asset value as a practical expedient		83,455,915
Total investments		$1,513,846,351

December 31, 2024
Description	Level 1	Total
Mutual Funds	$1,011,718,764	$1,011,718,764
Common Stock	248,051,604	248,051,604
		1,259,770,368
Common/collective trust measured at net asset value as a practical expedient		83,375,849
Total investments		$1,343,146,217